Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Reconciliation of Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash, reported within the consolidated statements of cash flows as of December 31, (in thousands):

	2017	2016
Cash	$1,211	$10,937
Restricted cash	490	550

Total cash and restricted cash presented in the consolidated statements of cash flows	$1,701	$11,487

Summary of Stock Option Expensing Policies

The following table summarizes the Company’s stock option expensing policies for employees and nonemployees:

	Employees	Nonemployee (Consultant)
Service only condition	Straight-line	Re-value through the performance commitment date

Performance criterion is probable of being met:

Service criterion is complete	Recognize the grant date fair value of the award(s) once the performance criterion is considered probable of occurrence	Re-value the award(s) once the performance criterion is considered probable of occurrence and recognize expense for the then fair value of the award(s)

Service criterion is not complete	Expense using an accelerated multiple-option approach (1) over the remaining requisite service period	Same as for employees, except the award will be marked-to-market through the performance commitment date.

Performance criterion is not probable of being met and:
Is not tied to the successful completion of an initial public offering of the Company’s common stock (IPO)	No expense recognition is required until the performance criterion is considered probable at which point expense is recognized using an accelerated multiple-option approach	Same as for employees, except the award will be marked-to-market through the performance commitment date

Is tied to the successful completion of an IPO by the Company	Upon closing of an IPO by the Company, recognize the grant date fair value of the award(s)	Same as for employees, except expense is recognized based upon the fair value of the Company’s common stock sold in the IPO

(1)	The accelerated multiple-option approach results in compensation expense being recognized for each separately vesting tranche of the award as though the award was in substance multiple awards and, therefore, results in accelerated expense recognition during the earlier vesting periods.

Summary of Potentially Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share

Potentially dilutive securities excluded from the calculation of diluted net loss per share are as follows:

	2017	2016
Convertible preferred stock	40,016,067	40,016,067
Series D redeemable convertible preferred stock	80	60
Unvested restricted common stock subject to repurchase	4,759,091	4,759,091
Unvested restricted stock units	100,000	100,000
Options to purchase common stock	6,244,095	6,341,939

Total	51,119,333	51,217,157